EARNING PER SHARE (Tables)	12 Months Ended
Jun. 30, 2022
EARNING PER SHARE
Schedule of earning per share

	06/30/2022	06/30/2021	06/30/2020
Numerator
(Loss) profit for the year (basic EPS)	(7,199,618)	(6,870,163)	3,359,175
(Loss) profit for the year (diluted EPS)	(7,199,618)	(6,870,163)	3,359,175
Denominator
Weighted average number of shares (basic EPS)	42,302,318	39,218,632	36,120,447
Weighted average number of shares (diluted EPS)	42,302,318	39,218,632	36,416,988

Basic (loss) profit attributable to ordinary equity holders of the parent	(0.1702)	(0.1752)	0.0930
Diluted (loss) profit attributable to ordinary equity holders of the parent	(0.1702)	(0.1752)	0.0922